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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington   August 14, 2007
   -------------------------------    --------------------   ---------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $6,642,298
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         --------------

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                           FORM 13F INFORMATION TABLE
                               As of June 30, 2007

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                                                                        AMOUNT AND TYPE OF                       VOTING AUTHORITY
                                                                             SECURITY
------------------------------------------------------------------------------------------------------------------------------------
                               TITLE OF                  VALUE      SHARES/PRN          INVESTMENT   OTHER
NAME OF ISSUER                  CLASS         CUSIP     (X1000)       AMOUNT    SH/PRN  DISCRETION  MANAGERS  SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COM            002824100 $   185,824  3,470,100   SH        OTHER       1             3,470,100
AGL RES INC                    COM            001204106 $    80,960  2,000,000   SH        OTHER       1             2,000,000
AON CORP                       COM            037389103 $    42,610  1,000,000   SH        OTHER       1             1,000,000
ARCHER DANIELS MIDLAND CO      COM            039483102 $   144,107  4,355,000   SH        OTHER       1             4,355,000
BALLY TOTAL FITNESS HLDG CORP  COM            05873K108 $        86    178,431   SH        OTHER       1               178,431
BAXTER INTL INC                COM            071813109 $   112,680  2,000,000   SH        OTHER       1             2,000,000
BERKSHIRE HATHAWAY INC DEL     CL B           084670207 $ 1,802,500    500,000   SH        OTHER       1               500,000
BP PLC                         SPONSORED ADR  055622104 $   334,225  4,633,000   SH        OTHER       1             4,633,000
CANADIAN NATL RY CO            COM            136375102 $   295,794  5,807,855   SH        OTHER       1             5,807,855
CATERPILLAR INC DEL            COM            149123101 $   155,817  1,990,000   SH        OTHER       1             1,990,000
CBS CORP NEW                   CL B           124857202 $    16,660    500,000   SH        OTHER       1               500,000
COCA COLA CO                   COM            191216100 $   101,063  1,932,000   SH        OTHER       1             1,932,000
COCA COLA FEMSA S A CV         SPON ADR REP L 191241108 $   145,278  3,280,900   SH        OTHER       1             3,280,900
COSTCO WHSL CORP NEW           COM            22160K105 $   285,461  4,878,000   SH        OTHER       1             4,878,000
COX RADIO INC                  CL A           224051102 $     1,424    100,000   SH        OTHER       1               100,000
CROWN CASTLE INTL CORP         COM            228227104 $   181,350  5,000,000   SH        OTHER       1             5,000,000
DAIMLER CHRYSLER AG STUTTGART  ORD            D1668R123 $    92,657  1,001,000   SH        OTHER       1             1,001,000
DISNEY WALT CO                 COM DISNEY     254687106 $     3,414    100,000   SH        OTHER       1               100,000
EASTMAN KODAK CO               COM            277461109 $    72,358  2,600,000   SH        OTHER       1             2,600,000
EXPEDITORS INTL WASH INC       COM            302130109 $    63,932  1,548,000   SH        OTHER       1             1,548,000
EXXON MOBIL CORP               COM            30231G102 $   296,516  3,535,000   SH        OTHER       1             3,535,000
FEDEX CORP                     COM            31428X106 $   127,616  1,150,000   SH        OTHER       1             1,150,000
GREATER CHINA FD INC           COM            39167B102 $     3,638    135,700   SH        OTHER       1               135,700
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206 $   164,268  5,949,600   SH        OTHER       1             5,949,600
HOME DEPOT INC                 COM            437076102 $    55,169  1,402,000   SH        OTHER       1             1,402,000
HOSPIRA INC                    COM            441060100 $    13,547    347,010   SH        OTHER       1               347,010
IAC INTERACTIVECORP            COM NEW        44919P300 $     1,731     50,000   SH        OTHER       1                50,000
JOHNSON & JOHNSON              COM            478160104 $    63,536  1,031,100   SH        OTHER       1             1,031,100
LILLY ELI & CO                 COM            532457108 $    52,415    938,000   SH        OTHER       1               938,000
MCDONALDS CORP                 COM            580135101 $    37,562    740,000   SH        OTHER       1               740,000

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
MERCK & CO INC                 COM            589331107 $   315,608  6,337,500   SH        OTHER       1            6,337,500
NORFOLK SOUTHERN CORP          COM            655844108 $    52,570  1,000,000   SH        OTHER       1            1,000,000
NUVELO INC                     COM NEW        67072M301 $        91     33,333   SH        OTHER       1               33,333
P F CHANGS CHINA BISTRO INC    COM            69333Y108 $    35,200  1,000,000   SH        OTHER       1            1,000,000
PFIZER INC                     COM            717081103 $    86,700  3,390,700   SH        OTHER       1            3,390,700
PROGRESSIVE CORP OHIO          COM            743315103 $    35,895  1,500,000   SH        OTHER       1            1,500,000
REPUBLIC SVCS INC              COM            760759100 $    41,364  1,350,000   SH        OTHER       1            1,350,000
RESPIRONICS INC                COM            761230101 $    21,295    500,000   SH        OTHER       1              500,000
SCHERING PLOUGH CORP           COM            806605101 $   335,251 11,013,500   SH        OTHER       1           11,013,500
SEATTLE GENETICS INC           COM            812578102 $    34,542  3,521,088   SH        OTHER       1            3,521,088
SONY CORP                      ADR NEW        835699307 $     5,137    100,000   SH        OTHER       1              100,000
TIME WARNER CABLE INC          CL A           88732J108 $       434     11,076   SH        OTHER       1               11,076
TRACTOR SUPPLY CO              COM            892356106 $    52,050  1,000,000   SH        OTHER       1            1,000,000
TYCO INTL LTD NEW              COM            902124106 $   162,057  4,796,000   SH        OTHER       1            4,796,000
VIACOM INC NEW                 CL B           92553P201 $    20,815    500,000   SH        OTHER       1              500,000
WAL MART STORES INC            COM            931142103 $    48,254  1,003,000   SH        OTHER       1            1,003,000
WASTE MGMT INC DEL             COM            94106L109 $   246,765  6,319,201   SH        OTHER       1            6,319,201
WYETH                          COM            983024100 $   214,073  3,733,400   SH        OTHER       1            3,733,400

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